LEHMAN BROTHERS INCOME FUNDS
LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS
LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS
LEHMAN BROTHERS RESERVE LIQUIDITY FUNDS
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
NEUBERGER BERMAN EQUITY FUNDS
NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION FOR THE ABOVE
REGISTRANTS.

THE SECOND PARAGRAPH IN THE SECTION ENTITLED "MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN", "MANAGEMENT AND CONTROL OF NB MANAGEMENT AND LEHMAN BROTHERS ASSET MANAGEMENT" OR "MANAGEMENT AND CONTROL OF NB MANAGEMENT, NEUBERGER BERMAN AND LEHMAN BROTHERS ASSET MANAGEMENT" IS AMENDED TO READ:

       Lehman Brothers Holdings Inc., a publicly owned holding company which wholly owns Neuberger Berman Management LLC (formerly, Neuberger Berman Management Inc.), Neuberger Berman, LLC and Lehman Brothers Asset Management LLC, filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code on September 15, 2008. Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC are separate legal entities and are not included in the bankruptcy filing. Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC will continue to operate in the ordinary course of business as the investment manager/sub-adviser of the Neuberger Berman/Lehman Brothers Funds. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.



THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 17, 2008.

                                        NEUBERGER BERMAN
                                        A LEHMAN BROTHERS COMPANY
                                        NEUBERGER BERMAN MANAGEMENT LLC
                                        605 Third Avenue  2[nd] Floor
                                        New York, NY  10158-0180
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                                        800.877.9700
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                                        800.366.6264
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